091-19863 fm

| For Internal Use Only | | Submit 1 Original | | OMB Approval No.: |
|---|---|---|---|---|
| Sec File No. 91 - | | and 9 Copies | | Expires: |

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# UNITED STATES
# SECURITIES AND EXCHANGE COMMISSION
**Washington, D.C. 20549**

## FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

SEC Mail Processing Section
JUL 13 2015
Washington DC
404

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

**NYSE Arca, Inc. (trading pursuant to unlisted trading privileges)**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

**Open-end Management Investment Company**

3. Class of New Derivative Securities Product:

**Investment Company Units**

15001271

4. Name of Underlying Instrument:

**CEMP US Large Cap High Divided 100 Volatility Weighted Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

**Broad-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:

**CDL**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**NYSE, NASDAQ**

8. Settlement Methodology of New Derivative Securities Product:

**Regular way trades settle on T+3/Book entry only held in DTC.**

9. Position Limits of New Derivative Securities Product (if applicable):

**Not applicable.**

RECEIVED
2015 JUL 13 PM 1:10
SEC / TM

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

**Martha Redding**

Title:

**Senior Counsel and Assistant Corporate Secretary**

Telephone Number:

**(212) 656-2938**

Manual Signature of Official Responsible for Form:

[signature]

**July 9, 2015**

SEC 2449 (1/99)

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| ~~Section~~ | ~~19b-4~~ |
| Rule | 19b-4(e) |
| Public Availability: | JUL 1 3 2015 |

NYSE

RECEIVED

2015 JUL 13 PM 1:00

SEC

Martha Redding
Senior Counsel
Assistant Corporate Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2938
F + 1 212 656 8101
Martha.Redding@theice.com

**Via Overnight Mail**

July 9, 2015

SEC
Mail Processing
Section
JUL 13 2015
Washington DC
404

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

**Re: 19b-4(e) – Transmittal**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

**Compass EMP US Small Cap 500 Volatility Weighted Index ETF (CSA)**
**Compass EMP US Small Cap High Dividend 100 Volatility Weighted Index ETF (CSB)**
**Compass EMP US Large Cap High Dividend 100 Volatility Weighted Index ETF (CDL)**
**First Trust NASDAQ CEA Cybersecurity ETF (CIBR)**
**GaveKal Knowledge Leaders Developed World ETF (KLDW)**
**GaveKal Knowledge Leaders Emerging Markets ETF (KLEM)**
**WisdomTree International Hedged Equity Fund (HDWM)**
**WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)**

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures

| Act | Securities Exchange Act of 1934 |
| --- | --- |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUL 13 2015 |